Other Income (Details) - CAD ($) $ in Millions					12 Months Ended
	Nov. 15, 2018	Sep. 05, 2018	Apr. 09, 2018	Apr. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property					$ 0	$ 338	$ 0
Other					3	11	(10)
Total other income					53	376	12
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Disposal of property, cash proceeds					0	194	0
Property [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property					0	338	0
Land [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of property					$ 50	$ 27	$ 22
Guelph [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property	$ 79
Gain (loss) on disposal of property after-tax	$ 70
Doney And St-Francois Spurs [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property		$ 36
Gain (loss) on disposal of property after-tax		32
Disposal of property, cash proceeds		$ 40
Central Station Railway [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property			$ 184
Gain (loss) on disposal of property after-tax			156
Disposal of property, cash proceeds			$ 115
Calgary Industrial Lead [Member]
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Gain (loss) on sale of property				$ 39
Gain (loss) on disposal of property after-tax				34
Disposal of property, cash proceeds				$ 39